Financial Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Oct. 31, 2019	Sep. 19, 2019	Aug. 01, 2019	Jun. 30, 2019	Jan. 14, 2019	Jun. 29, 2018	Mar. 06, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 86,951		$ 86,951					$ 81,286
Remeasurement of borrowing arrangements within finance gains	319	$ 376	1,059	$ 376
Other non-current assets	3,244		3,244					3,324
Interest-bearing deposits at call held as security	400		400					400
Security deposit	250		250					250
Bank Guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	700		700
Letter of Credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	1,200		1,200
Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	49,457		49,457					48,226
Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	46,315		46,315					$ 33,060
Hercules Capital, Inc.
Disclosure Of Financial Assets And Liabilities [Line Items]
Remeasurement of borrowing arrangements within finance gains			$ 900	300
Principal repayment date			2020-10
Interest payable	$ 3,800		$ 3,800
Hercules Capital, Inc. | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount											$ 75,000
Borrowings, interest rate	9.45%		9.45%		9.70%	9.95%	10.20%	10.45%
Remaining available borrowings	$ 25,000		$ 25,000
Borrowings, maturity			March 2022
Current portion of borrowings	20,500		$ 20,500
Principal repayment date			2020-10
Hercules Capital, Inc. | Tranche One
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings	$ 50,000		$ 50,000					$ 50,000
Hercules Capital, Inc. | Tranche One | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings											$ 35,000
Hercules Capital, Inc. | Potential Ordinary Share Transactions | Tranche Two | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings									$ 15,000
Hercules Capital, Inc. | Amended Terms of Loan Agreement | Floating Interest Rate
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings, interest rate	9.70%		9.70%
NovaQuest Capital Management, L.L.C.
Disclosure Of Financial Assets And Liabilities [Line Items]
Interest payable	$ 2,300		$ 2,300
Description of repayment of borrowings			If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable on maturity in 2026. If in any annual period 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the amount of accrued interest owing and, from 2022, principal and accrued interest owing (“the payment cap”), Mesoblast will pay the payment cap and an additional portion of excess sales which may be used for early prepayment of the loan. If in any annual period 25% of net sales of RYONCIL for pediatric aGVHD is less than the payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Loan administration fee payable, current	$ 400		$ 400
Remeasurement of borrowing arrangements within finance costs and other operating income			$ 100	$ 700
NovaQuest Capital Management, L.L.C. | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings principal amount										$ 40,000
Borrowings, interest rate										15.00%
Borrowings, maturity			July 2026
Borrowings, interest rate basis			There is a four-year interest only period, until July 2022, with the principal repayable in equal quarterly instalments over the remaining period of the loan. The loan matures in July 2026. Interest on the loan will accrue at a fixed rate of 15% per annum.
NovaQuest Capital Management, L.L.C. | Tranche One | Fixed interest rate [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings										$ 30,000
Top of Range
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade receivables settlement period			60 days